Revenue from services provided to customers - Additional information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Disaggregation of Revenue [Line Items]
Revenue - Commissions	¥ 74,783	¥ 85,324	¥ 154,239	¥ 176,292
Non-interest expenses - Commissions and floor brokerage	19,579	¥ 25,242	40,514	¥ 49,017
Revenue from performance obligations satisfied	307		1,053
Accounting Standards Update 2014-09 [Member]
Disaggregation of Revenue [Line Items]
Revenue - Commissions	(8,640)		(8,640)
Non-interest expenses - Commissions and floor brokerage	¥ (4,061)		¥ (4,061)